Acquisitions and disposals of subsidiaries	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Acquisitions and disposals of subsidiaries
6.	Acquisitions and disposals of subsidiaries
The company undertook a series of disposals and/or settled payments related to prior year acquisitions during the six-month
period ended 30 June 2024 and 30 June 2023, with no significant impact in the c onsoli
dated financial statements.